GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.3%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.6%
-----------------------------------------------------------------------
True North Communications, Inc.                25,000      $  1,062,500
-----------------------------------------------------------------------
                                                           $  1,062,500
-----------------------------------------------------------------------
Agricultural Services -- 1.1%
-----------------------------------------------------------------------
Monsanto Co.(1)                                80,000      $  2,165,000
-----------------------------------------------------------------------
                                                           $  2,165,000
-----------------------------------------------------------------------
Banks -- 4.5%
-----------------------------------------------------------------------
FleetBoston Financial Corp.                    65,000      $  2,441,562
Mellon Financial Corp.                         80,000         3,935,000
Wells Fargo & Co.                              40,000         2,227,500
-----------------------------------------------------------------------
                                                           $  8,604,062
-----------------------------------------------------------------------
Batteries -- 0.6%
-----------------------------------------------------------------------
Energizer Holdings, Inc.(1)                    50,000      $  1,068,750
-----------------------------------------------------------------------
                                                           $  1,068,750
-----------------------------------------------------------------------
Beverages -- 1.2%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      50,000      $  2,275,000
-----------------------------------------------------------------------
                                                           $  2,275,000
-----------------------------------------------------------------------
Chemicals -- 3.4%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.               70,000      $  2,870,000
Dow Chemical Co. (The)                         70,000         2,563,750
Solutia, Inc.                                  80,000           960,000
-----------------------------------------------------------------------
                                                           $  6,393,750
-----------------------------------------------------------------------
Commercial Services -- 0.6%
-----------------------------------------------------------------------
ServiceMaster Co.                             100,000      $  1,150,000
-----------------------------------------------------------------------
                                                           $  1,150,000
-----------------------------------------------------------------------
Communications Equipment -- 0.6%
-----------------------------------------------------------------------
Cable Design Technologies Corp.(1)             65,000      $  1,092,812
-----------------------------------------------------------------------
                                                           $  1,092,812
-----------------------------------------------------------------------
Communications Services -- 4.8%
-----------------------------------------------------------------------
BellSouth Corp.                                60,000      $  2,456,250
CenturyTel, Inc.                               80,000         2,860,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                       80,000      $  3,820,000
-----------------------------------------------------------------------
                                                           $  9,136,250
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.5%
-----------------------------------------------------------------------
International Business Machines Corp.          55,000      $  4,675,000
-----------------------------------------------------------------------
                                                           $  4,675,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.2%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                           60,000      $  4,241,400
-----------------------------------------------------------------------
                                                           $  4,241,400
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.7%
-----------------------------------------------------------------------
Actuant Corp. - Class A                       300,000      $    900,000
Honeywell International, Inc.                  50,000         2,365,625
-----------------------------------------------------------------------
                                                           $  3,265,625
-----------------------------------------------------------------------
Drugs -- 2.7%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                       50,000      $  1,259,375
Watson Pharmaceuticals, Inc.(1)                75,000         3,839,062
-----------------------------------------------------------------------
                                                           $  5,098,437
-----------------------------------------------------------------------
Electric Utilities -- 6.9%
-----------------------------------------------------------------------
Cleco Corp.                                    20,000      $  1,095,000
Duke Energy Corp.                              45,000         3,836,250
Exelon Corp.                                   70,000         4,914,700
Nisource, Inc.                                 35,000         1,076,250
Southern Co.                                   65,000         2,161,250
-----------------------------------------------------------------------
                                                           $ 13,083,450
-----------------------------------------------------------------------
Electronic Manufacturing and Services -- 1.7%
-----------------------------------------------------------------------
APW Ltd.(1)                                    30,000      $  1,012,500
Pemstar, Inc.(1)                              220,000         1,938,750
Viasystems Group, Inc.(1)                      42,300           351,619
-----------------------------------------------------------------------
                                                           $  3,302,869
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.3%
-----------------------------------------------------------------------
Federal National Mortgage Association          50,000      $  4,337,500
-----------------------------------------------------------------------
                                                           $  4,337,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services -- 3.9%
-----------------------------------------------------------------------
Citigroup, Inc.                                55,000      $  2,808,438
J.P. Morgan & Co., Inc.                        28,000         4,634,000
-----------------------------------------------------------------------
                                                           $  7,442,438
-----------------------------------------------------------------------
Foods -- 3.5%
-----------------------------------------------------------------------
Dean Foods Co.                                 80,000      $  2,455,000
Flowers Industries, Inc.                       65,000         1,023,750
Sara Lee Corp.                                130,000         3,193,125
-----------------------------------------------------------------------
                                                           $  6,671,875
-----------------------------------------------------------------------
Health Care Services -- 0.7%
-----------------------------------------------------------------------
Healthcare Company (The)                       30,000      $  1,320,300
-----------------------------------------------------------------------
                                                           $  1,320,300
-----------------------------------------------------------------------
Industrial Equipment -- 0.4%
-----------------------------------------------------------------------
Regal-Beloit Corp.                             45,000      $    767,700
-----------------------------------------------------------------------
                                                           $    767,700
-----------------------------------------------------------------------
Information Services -- 0.5%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                     15,000      $    900,000
-----------------------------------------------------------------------
                                                           $    900,000
-----------------------------------------------------------------------
Insurance -- 5.2%
-----------------------------------------------------------------------
First American Corp.                           30,000      $    986,250
MetLife, Inc.                                 140,000         4,900,000
XL Capital Ltd.                                45,000         3,931,875
-----------------------------------------------------------------------
                                                           $  9,818,125
-----------------------------------------------------------------------
Investment Services -- 3.1%
-----------------------------------------------------------------------
Franklin Resources, Inc.                       50,000      $  1,905,000
Merrill Lynch & Co., Inc.                      60,000         4,091,250
-----------------------------------------------------------------------
                                                           $  5,996,250
-----------------------------------------------------------------------
Medical Products -- 5.5%
-----------------------------------------------------------------------
Abbott Laboratories                            85,000      $  4,117,187
Bard (C.R.), Inc.                              80,000         3,725,000
Johnson & Johnson Co.                          25,000         2,626,562
-----------------------------------------------------------------------
                                                           $ 10,468,749
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Industrial -- 1.8%
-----------------------------------------------------------------------
Alcoa, Inc.                                   105,000      $  3,517,500
-----------------------------------------------------------------------
                                                           $  3,517,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
-----------------------------------------------------------------------
ENSCO International, Inc.                      30,000      $  1,021,875
Halliburton Co.                                60,000         2,175,000
Santa Fe International Corp.                   33,000         1,058,063
-----------------------------------------------------------------------
                                                           $  4,254,938
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.4%
-----------------------------------------------------------------------
Apache Corp.                                   55,000      $  3,853,438
Devon Energy Corp.                             65,000         3,963,050
El Paso Energy Corp.                           60,000         4,297,500
-----------------------------------------------------------------------
                                                           $ 12,113,988
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.1%
-----------------------------------------------------------------------
BP Amoco PLC, ADR                              75,000      $  3,590,625
Conoco, Inc., Class A                         150,000         4,293,750
-----------------------------------------------------------------------
                                                           $  7,884,375
-----------------------------------------------------------------------
Paper and Forest Products -- 2.5%
-----------------------------------------------------------------------
Weyerhaeuser Co.                               95,000      $  4,821,250
-----------------------------------------------------------------------
                                                           $  4,821,250
-----------------------------------------------------------------------
Printing and Business Products -- 0.9%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 40,000      $  1,772,500
-----------------------------------------------------------------------
                                                           $  1,772,500
-----------------------------------------------------------------------
Publishing -- 4.6%
-----------------------------------------------------------------------
Gannett Co., Inc.                              70,000      $  4,414,375
McGraw-Hill Cos., Inc. (The)                   75,000         4,396,875
-----------------------------------------------------------------------
                                                           $  8,811,250
-----------------------------------------------------------------------
REITS -- 3.6%
-----------------------------------------------------------------------
Cabot Industrial Trust                         55,000      $  1,055,313
Chateau Communities, Inc.                      27,500           837,031
Plum Creek Timber Co., Inc.                    75,000         1,950,000
Public Storage, Inc.                          125,000         3,039,063
-----------------------------------------------------------------------
                                                           $  6,881,407
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 0.6%
-----------------------------------------------------------------------
Best Buy Co., Inc.(1)                          40,000      $  1,182,500
-----------------------------------------------------------------------
                                                           $  1,182,500
-----------------------------------------------------------------------
Retail - Apparel -- 2.4%
-----------------------------------------------------------------------
TJX Companies, Inc.                           165,000      $  4,578,750
-----------------------------------------------------------------------
                                                           $  4,578,750
-----------------------------------------------------------------------
Retail - Food and Drug -- 3.9%
-----------------------------------------------------------------------
CVS Corp.                                      55,000      $  3,296,563
Safeway, Inc.(1)                               65,000         4,062,500
-----------------------------------------------------------------------
                                                           $  7,359,063
-----------------------------------------------------------------------
Retail - Speciality -- 2.3%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                  105,000      $  1,036,875
Lowe's Companies, Inc.                         75,000         3,337,500
-----------------------------------------------------------------------
                                                           $  4,374,375
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.3%
-----------------------------------------------------------------------
PRI Automation, Inc.(1)                       300,000      $    562,500
-----------------------------------------------------------------------
                                                           $    562,500
-----------------------------------------------------------------------
Transportation -- 1.5%
-----------------------------------------------------------------------
CNF Transportation, Inc.                       50,000      $  1,690,625
Union Pacific Corp.                            22,500         1,141,875
-----------------------------------------------------------------------
                                                           $  2,832,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $145,206,135)                          $185,284,738
-----------------------------------------------------------------------

CORPORATE BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01(2)           $     50      $     46,900
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $50,000)                              $     46,900
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
6.48%, 1/2/01                                $  4,742      $  4,739,439
Ford Motor Credit Corp., 6.56%, 1/5/01          4,665         4,659,900
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $9,399,339)                         $  9,399,339
-----------------------------------------------------------------------
Total Investments -- 102.3%
   (identified cost $154,655,474)                          $194,730,977
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.3)%                   $ (4,285,544)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $190,445,433
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $154,655,474)        $194,730,977
Cash                                           102,765
Receivable for investments sold                122,346
Interest and dividends receivable              212,962
Prepaid expenses                                 1,292
------------------------------------------------------
TOTAL ASSETS                              $195,170,342
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,689,603
Payable to affiliate for Trustees' fees          3,829
Accrued expenses                                31,477
------------------------------------------------------
TOTAL LIABILITIES                         $  4,724,909
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $190,445,433
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $150,369,930
Net unrealized appreciation (computed on
   the basis of identified cost)            40,075,503
------------------------------------------------------
TOTAL                                     $190,445,433
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $8,013)  $ 2,981,572
Interest                                      277,360
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,258,932
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,039,127
Trustees' fees and expenses                    14,561
Custodian fee                                 122,455
Legal and accounting services                  36,347
Miscellaneous                                   4,291
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,216,781
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,042,151
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $10,832,229
-----------------------------------------------------
NET REALIZED GAIN                         $10,832,229
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,755,923
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $10,755,923
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $21,588,152
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,630,303
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       2,042,151  $       1,771,211
   Net realized gain                             10,832,229         30,011,809
   Net change in unrealized
      appreciation (depreciation)                10,755,923        (25,613,190)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      23,630,303  $       6,169,830
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      25,772,196  $      27,839,161
   Withdrawals                                  (36,004,512)       (28,078,305)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (10,232,316) $        (239,144)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      13,397,987  $       5,930,686
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     177,047,446  $     171,116,760
------------------------------------------------------------------------------
AT END OF YEAR                            $     190,445,433  $     177,047,446
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.73%        0.71%        0.72%        0.73%        0.73%
   Net investment income              1.23%        0.99%        0.95%        1.37%        1.96%
Portfolio Turnover                     163%         126%          95%          93%         114%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $190,445     $177,047     $171,117     $143,348     $122,963
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $1,101 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the year ended December 31, 2000, the fee amounted to $1,039,127. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $266,958,249 and $279,422,230, respectively, for the year ended December 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $155,164,701
    ------------------------------------------------------
    Gross unrealized appreciation             $ 41,118,222
    Gross unrealized depreciation               (1,551,946)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 39,566,276
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH & INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

GROWTH & INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and Portfolio
Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant